Intangible assets, net - Additional Information (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2020 CNY (¥)
Intangible assets, net
Amortization expenses	$ 6,125	$ 5,897	$ 11,792	$ 12,147	$ 12,747
Net intangible assets	$ 314,009		437,989	$ 462,738
Property pledged as collateral | Land use right | CQ Mingwen
Intangible assets, net
Net intangible assets			$ 1,400,000			¥ 10,198,100